MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 172,993	$ 93,634
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	93,976	85,491
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,857	2,019
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	75,873	4,748
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,144	1,197
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 143	$ 179